Related Party Transactions - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Minimum [Member]
Related Party Transaction [Line Items]
Management service fee	$ 5,000,000	$ 5,000,000
Maximum [Member]
Related Party Transaction [Line Items]
Management service fee	7,000,000	7,000,000
Management Services Agreement [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Management service fee		7,000,000	7,000,000	7,000,000
Reimbursed expenses		1,000,000
Amount to be paid on the completion of management service agreement		$ 21,000,000